American Beacon FUNDSSM
American Beacon Balanced Fund
American Beacon Large Cap Value Fund
American Beacon Large Cap Growth Fund
American Beacon Mid-Cap Value Fund
American Beacon Small Cap Value Fund
American Beacon International Equity Fund
American Beacon Emerging Markets Fund
American Beacon High Yield Bond Fund

Supplement Dated September 16, 2011
To the Prospectus dated March 1, 2011

American Beacon High Yield Bond Fund | Class AMR

The information below supplements the Prospectus dated March 1, 2011, and is in addition to any other supplements.

High Yield Bond Fund

On August 10, 2011, the American Beacon Funds’ Board of Trustees approved the appointment of PENN Capital Management Company, Inc. (“PENN”) as a sub-advisor to the American Beacon High Yield Bond Fund. PENN will begin managing assets of the Fund on September 16, 2011. The information below supplements the prospectus to reflect the addition of PENN as a sub-advisor.

In the “Fees and Expenses of the Fund” section, the Annual Fund Operating Expenses table is restated with the following table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		American Beacon High Yield Bond Fund Class AMR AMR Class, American Beacon High Yield Bond Fund
Share classes		AMR
Management fees		0.41%
Distribution and/or service (12b-1) fees		none
Other expenses		0.15%
Acquired fund fees and expenses		0.01%
Total annual fund operating expenses	[1]	0.57%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

In the “Fees and Expenses of the Fund” section, the Example table is replaced with the following table:
Expense Example (USD $)	Share classes	1 year	3 years	5 years	10 years
American Beacon High Yield Bond Fund Class AMR AMR Class, American Beacon High Yield Bond Fund	AMR	58	183	318	714

In the “Principal Investment Strategies” section, the last sentence in the second paragraph is deleted and replaced with the following:

The Fund’s assets are currently allocated among the Manager and three investment sub-advisors.